UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio

	Principal Amount ($)	Value ($)
Government & Agency Obligations 66.0%
US Government Sponsored Agencies 59.9%
Federal Farm Credit Bank:
0.001% **, 4/1/2010	140,000,000	140,000,000
0.033% **, 12/17/2010	25,000,000	24,990,841
0.1% **, 6/7/2011	45,000,000	44,975,495
0.11% **, 11/4/2010	92,000,000	92,000,000
0.13% **, 6/21/2011	50,000,000	50,000,000
0.161% **, 12/23/2010	50,000,000	49,997,272
0.201% **, 2/4/2011	75,000,000	74,961,725
0.203% **, 2/14/2011	140,000,000	139,941,562
0.231% **, 8/25/2010	50,000,000	50,008,529
0.231% **, 2/28/2011	50,000,000	50,005,630
0.231% **, 3/28/2011	40,000,000	39,981,534
0.231% **, 3/4/2010	60,000,000	60,002,200
0.233% **, 7/6/2010	60,000,000	60,007,806
0.251% **, 1/20/2011	94,655,000	94,654,878
0.371% **, 4/27/2010	10,000,000	10,005,683
0.39%, 12/1/2010	68,500,000	68,500,000
0.396% *, 5/3/2010	50,000,000	49,949,445
0.473% **, 1/20/2011	200,000,000	200,410,971
0.481% **, 12/23/2010	70,000,000	70,138,940
0.59% **, 4/9/2010	115,000,000	114,998,522
1.05%, 3/18/2010	95,435,000	95,435,000
2.75%, 5/4/2010	195,750,000	196,712,161
Federal Home Loan Bank:
LIBOR minus 0.26%, 0.0% **, 4/1/2010	82,500,000	82,493,055
LIBOR minus 0.29%, 0.0% **, 4/16/2010	140,000,000	140,007,029
0.093% **, 11/17/2010	229,225,000	229,203,240
0.111% **, 7/15/2011	220,000,000	219,838,006
0.119% **, 11/19/2010	350,000,000	349,944,243
0.15% **, 5/26/2011	392,000,000	392,000,000
0.151% **, 7/13/2010	25,000,000	25,023,045
0.163% **, 1/14/2011	100,000,000	100,000,000
0.18%, 5/4/2010	15,000,000	14,998,048
0.235% **, 2/19/2010	91,000,000	91,012,974
0.24% **, 7/9/2010	250,000,000	250,000,000
0.25%, 12/21/2010	16,000,000	15,986,334
0.32% **, 11/15/2010	170,000,000	169,979,749
0.4%, 1/4/2011	32,800,000	32,795,343
0.45%, 10/28/2010	10,000,000	10,012,341
0.5%, 11/12/2010	45,000,000	45,008,011
0.5%, 12/28/2010	41,300,000	41,300,000
0.55%, 6/3/2010	88,900,000	88,900,000
0.55%, 6/4/2010	50,000,000	50,000,000
0.8% **, 3/11/2010	283,000,000	282,996,387
0.8%, 4/23/2010	92,000,000	92,000,000
0.92%, 4/9/2010	101,500,000	101,538,744
1.03%, 2/18/2010	14,800,000	14,800,744
4.25%, 6/11/2010	5,370,000	5,446,256
4.375%, 10/22/2010	17,625,000	18,140,624
Federal Home Loan Mortgage Corp.:
0.049% **, 2/10/2011	200,000,000	200,000,000
0.079% *, 3/29/2010	31,935,000	31,931,026
0.079% *, 3/30/2010	36,000,000	35,995,440
0.139% **, 2/4/2010	50,000,000	50,000,284
0.148% *, 3/22/2010	100,000,000	99,979,583
0.151% **, 7/12/2010	39,434,000	39,439,386
0.168% *, 4/6/2010	46,000,000	45,986,098
0.169% *, 7/19/2010	32,400,000	32,374,296
0.184% *, 8/24/2010	11,500,000	11,487,944
0.199% *, 8/17/2010	45,000,000	44,950,750
0.239% *, 7/12/2010	25,000,000	24,973,167
0.244% *, 3/15/2010	100,000,000	99,970,833
0.247% *, 5/3/2010	100,000,000	99,936,806
0.299% **, 1/28/2011	45,000,000	45,073,681
0.364% *, 3/31/2010	75,000,000	74,955,292
0.369% *, 2/8/2010	75,000,000	74,993,875
0.378% *, 2/8/2010	65,000,000	64,994,565
0.379% *, 10/25/2010	34,850,000	34,752,149
0.426% *, 5/17/2010	50,000,000	49,937,292
2.375%, 5/28/2010	18,750,000	18,878,653
2.875%, 6/28/2010	117,280,000	118,505,001
2.875%, 11/23/2010	14,935,000	15,240,623
3.75%, 7/30/2010	25,050,000	25,435,570
4.125%, 7/12/2010	88,919,000	90,338,994
4.125%, 10/18/2010	31,259,000	32,075,767
4.75%, 10/4/2010	25,000,000	25,748,973
4.875%, 2/9/2010	50,000,000	50,048,819
5.125%, 8/23/2010	15,000,000	15,402,705
6.875%, 9/15/2010	18,000,000	18,727,756
Federal National Mortgage Association:
0.07% *, 2/1/2010	100,000,000	100,000,000
0.094% *, 5/4/2010	50,000,000	49,987,861
0.141% **, 7/13/2010	205,000,000	205,148,580
0.147% *, 3/24/2010	25,000,000	24,994,688
0.168% *, 4/19/2010	44,250,000	44,233,910
0.178% *, 4/28/2010	47,260,000	47,239,678
0.189% *, 6/1/2010	135,000,000	134,914,500
0.218% **, 2/12/2010	24,000,000	24,002,167
0.228% **, 8/5/2010	164,000,000	164,161,902
0.329% *, 9/20/2010	85,000,000	84,820,013
0.369% *, 12/1/2010	150,000,000	149,532,875
0.389% *, 10/25/2010	85,000,000	84,755,058
0.409% *, 11/15/2010	63,500,000	63,292,443
0.446% *, 6/1/2010	45,000,000	44,932,500
0.527% *, 7/26/2010	25,000,000	24,935,590
0.527% *, 8/2/2010	25,000,000	24,933,014
0.547% *, 8/5/2010	50,000,000	49,858,681
2.875%, 10/12/2010	38,235,000	38,921,066
3.0%, 7/12/2010	12,750,000	12,886,563
4.75%, 3/12/2010	107,000,000	107,507,276
7.125%, 6/15/2010	18,548,000	19,015,281

		7,713,311,341
US Treasury Obligations 6.1%
US Treasury Bills:
0.49% *, 7/29/2010	15,000,000	14,963,658
0.5% *, 4/1/2010	60,000,000	59,950,833
0.5% *, 7/29/2010	10,000,000	9,975,278
0.53% *, 6/3/2010	31,350,000	31,293,692
0.6% *, 6/3/2010	75,000,000	74,847,500
0.7% *, 3/11/2010	95,000,000	94,929,806
US Treasury Notes:
1.5%, 10/31/2010	101,200,000	102,028,162
1.75%, 3/31/2010	50,000,000	50,120,617
2.375%, 8/31/2010	50,000,000	50,577,191
2.75%, 7/31/2010	131,000,000	132,524,665
2.875%, 6/30/2010	31,850,000	32,163,757
4.5%, 11/15/2010	25,000,000	25,810,560
4.75%, 2/15/2010	100,000,000	100,167,065

		779,352,784

Total Government & Agency Obligations (Cost $8,492,664,125)		8,492,664,125
Repurchase Agreements 32.7%
Banc of America Securities LLC, 0.12% dated 1/29/2010, to be repurchased at $519,701,197 on 2/1/2010 (a)	519,696,000	519,696,000
Barclays Capital PLC, 0.10%, dated 1/29/2010, to be repurchased at $91,926,017 on 2/1/2010 (b)	91,925,251	91,925,251
BNP Paribas, 0.12%, dated 1/29/2010, to be repurchased at $500,005,000 on 2/1/2010 (c)	500,000,000	500,000,000
Credit Suisse Securities (USA) LLC, 0.10%, dated 1/29/2010, to be repurchased at $255,136,151 on 2/1/2010 (d)	255,134,025	255,134,025
Credit Suisse Securities (USA) LLC, 0.12%, dated 1/7/2010, to be repurchased at $650,062,833 on 2/5/2010 (e)	650,000,000	650,000,000
JPMorgan Securities, Inc., 0.10%, dated 1/29/2010, to be repurchased at $58,707,848 on 2/1/2010 (f)	58,707,359	58,707,359
JPMorgan Securities, Inc., 0.12%, dated 1/29/2010, to be repurchased at $181,271,560 on 2/1/2010 (g)	181,269,747	181,269,747
Morgan Stanley & Co., Inc., 0.05%, dated 1/29/2010, to be repurchased at $75,000,313 on 2/1/2010 (h)	75,000,000	75,000,000
Morgan Stanley & Co., Inc., 0.10%, dated 1/29/2010, to be repurchased at $42,458,241 on 2/1/2010 (i)	42,457,887	42,457,887
Morgan Stanley & Co., Inc., 0.12%, dated 1/29/2010, to be repurchased at $1,800,018,000 on 2/1/2010 (j)	1,800,000,000	1,800,000,000
The Goldman Sachs & Co., 0.12%, dated 1/29/2010, to be repurchased at $37,000,370 on 2/1/2010 (k)	37,000,000	37,000,000

Total Repurchase Agreements (Cost $4,211,190,269)		4,211,190,269

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $12,703,854,394) †	98.7	12,703,854,394
Other Assets and Liabilities, Net	1.3	165,248,375

Net Assets	100.0	12,869,102,769

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2010.

†	The cost for federal income tax purposes was $12,703,854,394.

(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
39,958,056	Federal National Mortgage Association	5.0	8/1/2033	41,771,587
465,298,394	Government National Mortgage Association	5.0	11/20/2039	488,318,333
Total Collateral Value				530,089,920
(b)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
51,063,000	US Treasury Bond	6.875	8/15/2025	67,695,702
25,520,000	US Treasury Note	1.75	11/15/2011	26,068,060
Total Collateral Value				93,763,762
(c)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
293,098	Federal Home Loan Mortgage Corp.	6.0	1/1/2038	315,472
484,941,500	Federal National Mortgage Association	4.5-5.5	4/1/2018-3/1/2038	509,684,528
Total Collateral Value				510,000,000
(d)	Collateralized by $422,400,000 US Treasury STRIPS, with various maturity dates of 8/15/2020-11/15/2021 with a value of $260,237,065.
(e)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
414,473,427	Federal Home Loan Mortgage Corp.	4.0-6.0	9/15/2024-10/15/2047	426,497,351
7,428,571	Federal Home Loan Mortgage Corp.-Principal Only	Zero Coupon	2/15/2036	5,220,570
219,425,219	Federal National Mortgage Association	3.5-6.5	2/25/2030-6/25/2043	225,766,431
7,320,675	Federal National Mortgage Association-Principal Only	Zero Coupon	4/25/2035	5,515,742
Total Collateral Value				663,000,094
(f)	Collateralized by $79,224,000 US Treasury STRIPS, with various maturity dates of 11/15/2016-11/15/2018 with a value of $59,883,756.
(g)	Collateralized by $177,012,964 Government National Mortgage Association, with various coupon rates from 4.5-12.0%, with various maturity dates of 7/15/2014-3/15/2052 with a value of $184,899,649.
(h)	Collateralized by $60,645,300 US Treasury Inflation-Indexed Notes, with various coupon rates from 2.375-3.5%, with various maturity dates of 1/15/2011-4/15/2011 with a value of $76,500,475.
(i)	Collateralized by $33,070,700 US Treasury Inflation-Indexed Notes, with various coupon rates from 2.375-3.5%, with various maturity dates of 1/15/2011-1/15/2012 with a value of $43,306,648.
(j)	Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
465,659,595	Federal Home Loan Mortgage Corp.	4.0-6.5	9/1/2033-1/1/2040	488,060,219
1,300,265,862	Federal National Mortgage Association	2.355-6.5	12/1/2020-7/1/2047	1,347,951,395
Total Collateral Value				1,836,011,614
(k)	Collateralized by $38,605,625 Government National Mortgage Association, with various coupon rates from 5.0-5.5%, with various maturity dates of 11/16/2039-1/16/2040 with a value of $37,740,001.
LIBOR: London InterBank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(l)	$—	$8,492,664,125	$—	$8,492,664,125
Repurchase Agreements		4,211,190,269		4,211,190,269
Total	$—	$12,703,854,394	$—	$12,703,854,394
(l) See Investment Portfolio for additional detailed categorizations .

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010